INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
Schedule of Acquired Intangible Assets

Intangible assets consist of the following:

	Customer	Operating	Operating	Favorable
	relationship	lease	license	lease
	intangibles	intangibles	intangibles	intangibles	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net at January 1, 2019	3,027	254	435,294	15,692	2,577	456,844
Acquisition of subsidiaries (note4)	—	—	84,000	5,000	—	89,000
Addition of software	—	—	—	—	1,579	1,579
Disposal of centers	(80)	(7)	—	—	—	(87)
Amortization expenses	(125)	(217)	(8,717)	(1,307)	(1,629)	(11,995)
Intangible Asset impairment	(2,822)	(30)	—	—	—	(2,852)
Intangible assets, net at December 31, 2019	—	—	510,577	19,385	2,527	532,489

Acquisition of subsidiaries (note4)	—	—	5,000	—	53	5,053
Addition of software	—	—	—	—	1,028	1,028
Foreign Exchange Gain	—	—	—	—	7	7
Amortization expenses	—	—	(12,609)	(1,564)	(1,583)	(15,756)
Intangible Asset impairment	—	—	—	—	—	—
Intangible assets, net at December 31, 2020	—	—	502,968	17,821	2,032	522,821
Intangible assets, net at December 31, 2020, in US$	—	—	77,084	2,731	311	80,126

At December 31, 2020
Intangible assets, cost	32,449	2,759	526,350	21,010	10,886	593,454
Less: accumulated amortization	(31,486)	(2,680)	(23,382)	(3,189)	(8,854)	(69,591)
Less: intangible asset impairment	(963)	(79)	—	—	—	(1,042)
Intangible assets, net at December 31, 2020	—	—	502,968	17,821	2,032	522,821
i)	Amortization expenses for intangibles were RMB4,161, RMB11,995 and RMB15,756 (US$2,415) for the years ended December 31, 2018, 2019 and 2020, respectively. Impairment loss on intangible assets was nil , RMB 2,852 and nil for network operating segment in several low performance centers and early termination centers as well as idle assets for the years ended December 31, 2018, 2019 and 2020, respectively. The estimated annual amortization expenses for the above intangible assets for each of the five succeeding years are as follows:

Schedule of Estimated Annual Amortization Expenses

	Amortization
	RMB	US$
2021	15,319	2,348
2022	14,691	2,251
2023	14,440	2,213
2024	14,390	2,205
2025	14,375	2,203